Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Loans and advances to customers	£ 82,666	£ 75,491
Customer accounts	242,303	222,941
MSS
Disclosure of operating segments [line items]
Loans and advances to customers	3,131	2,718
Customer accounts	48,885	41,102
GB
Disclosure of operating segments [line items]
Loans and advances to customers	33,224	34,723
Customer accounts	80,920	85,303
GBM Other
Disclosure of operating segments [line items]
Loans and advances to customers	136	67
Customer accounts	7,646	9,434
CMB
Disclosure of operating segments [line items]
Loans and advances to customers	24,297	24,226
Customer accounts	63,967	58,620
WPB
Disclosure of operating segments [line items]
Loans and advances to customers	16,293	13,666
Customer accounts	40,852	28,337
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	5,585	91
Customer accounts	£ 33	£ 145